COMMITMENTS AND CONTINCENGIES (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	Jun. 06, 2017	Nov. 22, 2016	Oct. 17, 2016
Severance payments		$ 528,900		$ 528,900	$ 302,000
Flat cash fee							$ 5,417
Expiration period		May 04, 2019		May 04, 2019
Initial advisory fee		$ 30,000
Purchase laboratory equipment		145,000		$ 140,000
Outstanding commitment	$ 94,000	97,000		94,000
Mergers and Acquisitions Consulting Service Contract [Member]
Accrued consulting service fees		4,168
Consulting Service Agreement [Member]
Flat cash fee						$ 15,000		$ 15,000
Accrued consulting service fees	30,000	35,000		30,000	10,000
Investor Relations Service Contract [Member]
Accrued investor relations service fees	10,000	30,000		10,000
Education Program Agreement [Member]
Accrued Fees		$ 25,000
Service Agreement One [Member]
Flat cash fee									$ 4,800
Accrued consulting service fees	10,000			$ 10,000	$ 1,600
Beijing Office Lease [Member]
Expiration period		Feb. 28, 2019		Feb. 28, 2019
Rent expense		$ 26,000	$ 24,000	$ 87,000
Beijing GenExosome Office Lease [Member]
Expiration period		Mar. 14, 2019		Mar. 14, 2018
Lease, annual rent		$ 7,000
Rent expense	$ 1,011	$ 1,612
GenExosome Office Lease [Member]
Expiration period		Dec. 31, 2018		Dec. 31, 2018
Rent expense		$ 900